Foreign Currency Exchange Gain and Loss	12 Months Ended
Mar. 31, 2013
Foreign Currency Exchange Gain and Loss

19.    Foreign currency exchange gain and loss:

Foreign currency exchange results (mainly arising from foreign currency borrowings) for the fiscal years ended March 31, 2011, 2012 and 2013 were losses of ¥17,424 million, ¥1,535 million and a gain of ¥3,250million, respectively, and are included in “Other, net” in the consolidated statements of income. Foreign currency exchange loss for the fiscal year ended March 31, 2011 is mainly attributable to the derivative contract to manage the foreign exchange risk associated with overseas investments.